Apr. 30, 2015

THE CHARLES SCHWAB FAMILY OF FUNDS

(the “Trust”)

Schwab Government Money Fund	Schwab Investor Money Fund
Schwab U.S. Treasury Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Money Market Fund	Schwab California Municipal Money Fund
Schwab Value Advantage Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Pennsylvania Municipal Money Fund
Schwab Cash Reserves	Schwab New Jersey Municipal Money Fund
Schwab Advisor Cash Reserves	Schwab Massachusetts Municipal Money Fund

(the “Funds”)

Supplement dated January 4, 2016

This supplement provides information regarding certain changes the Funds will be making in connection with amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended (the “Amendments”).

Intention of Certain Funds to Qualify as Retail Funds

Under the Amendments, a “retail money market fund” is defined as a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons, which means that a retail money market fund’s shares can be held only by individual investors. A money market fund that meets this definition will be permitted to continue to use the amortized cost method and/or penny rounding pricing to value its portfolio securities and to transact at a constant net asset value. However, a retail money market fund will be subject to a liquidity fee and/or redemption gate if the fund’s weekly liquid assets fall below the regulatory threshold set forth in Rule 2a-7. Each of the following Funds currently intends to qualify as a retail money market fund by October 14, 2016:

Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund	Schwab California Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab New York Municipal Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey Municipal Money Fund
Schwab Investor Money Fund	Schwab Massachusetts Municipal Money Fund
Schwab AMT Tax-Free Money Fund

Under the Amendments and pursuant to guidance provided by the SEC, a money market fund that has both natural and non-natural beneficial owners is permitted to reserve the right to involuntarily redeem shareholders who are non-natural persons in order for the fund to qualify as a retail money market fund. Accordingly, effective immediately, the Prospectuses and Statements of Additional Information of the Funds listed above are updated to reflect that the Funds reserve the right to do the following:

●
Involuntarily redeem a shareholder’s shares after providing 60 days written notice if the shareholder does not satisfy the eligibility requirements for a retail money market fund (i.e., the shareholder is not a natural person)

●	Deny purchase of Fund shares to investors who do not satisfy the eligibility requirements to invest in a retail money market fund (i.e., investor is not a natural person).

Name Change for Certain Share Classes of Certain Funds

The following share class name changes will take effect immediately:

Old Name	New Name
Schwab Value Advantage Money Fund — Institutional Shares	Schwab Value Advantage Money Fund — Premier Shares
Schwab Value Advantage Money Fund — Institutional Prime Shares	Schwab Value Advantage Money Fund — Ultra Shares
Schwab Municipal Money Fund — Institutional Shares	Schwab Municipal Money Fund — Premier Shares

Intention of Certain Funds to Operate as Government Money Market Funds

Under the Amendments, a “government money market fund” is defined as a money market fund that invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities. A money market fund that meets this definition will be permitted to continue to use the amortized cost method and/or penny rounding pricing to value its portfolio securities and to transact at a constant net asset value. In addition, a government money market fund will not be subject to a liquidity fee (up to 2%) on redemptions and/or a redemption gate (suspension of redemptions for up to 10 business days in any 90 day calendar period), unless the fund’s board of trustees determines to reserve the ability to do so. Effective April 14, 2016, each of the following Funds intends to operate as a “government money market fund”:

Schwab Government Money Fund

Schwab U.S. Treasury Money Fund

Schwab Treasury Obligations Money Fund

(each, a “Schwab Government Money Fund” and together, the “Schwab Government Money Funds”)

Accordingly, at a meeting held on September 22, 2015, the Board of Trustees of the Trust (the “Board”) approved the adoption of: (1) a non-fundamental investment policy requiring each of the Schwab Government Money Fund and Schwab Treasury Obligations Money Fund to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities; and (2) a non-fundamental investment policy requiring Schwab U.S. Treasury Money Fund to invest 99.5% or more of its total assets in cash and/or government securities. Each of the Schwab Government Money Funds will continue to remain subject to its existing non-fundamental investment policy to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) solely in government securities (excluding cash). The addition of these new non-fundamental investment policies is not expected to materially impact the manner in which the Schwab Government Money Funds’ assets have historically been invested.

In addition, the Board has determined not to reserve the ability to subject the Schwab Government Money Funds to a liquidity fee and/or a redemption gate on Fund redemptions. Please note that the Board may determine to reserve this ability in the future, but only after providing appropriate prior notice to shareholders as required under the Amendments.

The Prospectuses and Statement of Additional Information of the Schwab Government Money Funds will be updated to reflect the addition of each Fund’s new non-fundamental investment policy on April 14, 2016.

THE CHARLES SCHWAB FAMILY OF FUNDS

(the “Trusts”)

Schwab Government Money Fund	Schwab Investor Money Fund
Schwab U.S. Treasury Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Money Market Fund	Schwab California Municipal Money Fund
Schwab Value Advantage Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Pennsylvania Municipal Money Fund
Schwab Cash Reserves	Schwab New Jersey Municipal Money Fund
Schwab Advisor Cash Reserves	Schwab Massachusetts Municipal Money Fund

(the “Funds”)

Supplement dated January 4, 2016

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.